NORTHERN EMERGING MARKETS EQUITY INDEX FUND
EMERGING MARKETS EQUITY INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results approximating the overall performance of the MSCI Emerging Markets Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		NORTHERN EMERGING MARKETS EQUITY INDEX FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	[1]	2.00%
[1]	(within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN EMERGING MARKETS EQUITY INDEX FUND
Management Fees		0.35%
Other Expenses		0.38%
Administration Fees		0.15%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.13%
Total Annual Fund Operating Expenses		0.73%
Expense Reimbursement	[1]	(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.30%
[1]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Expense Reimbursement" exceed 0.30%. This contractual limitation may not be terminated before July 31, 2013 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN EMERGING MARKETS EQUITY INDEX FUND	31	190	364	866

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.19% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities, in weightings that approximate the relative composition of the securities included in the MSCI Emerging Markets Index, in American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), and Global Depository Receipts (“GDRs”) representing such securities, and in MSCI Emerging Markets Index futures approved by the Commodity Futures Trading Commission.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of May 31, 2012 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI Emerging Markets Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI Emerging Markets Index as well as in response to subscriptions and redemptions. Because the Fund will have fees and transaction expenses (while the MSCI Emerging Markets Index has none), returns may be lower than those of the MSCI Emerging Markets Index.

The Fund generally will not hold every stock in the MSCI Emerging Markets Index because of the expense and inefficiency involved in such a strategy. Rather, it will use a representative sampling and optimization strategy to seek to construct a portfolio that minimizes tracking error versus the MSCI Emerging Markets Index and transaction costs. As part of its strategy, the Fund may substitute certain stocks in the MSCI Emerging Markets Index with ADRs, EDRs or GDRs that represent such stocks. Representative sampling involves selecting a representative sample of securities included in an index that will resemble the full index based on such factors as industry and country weightings, market capitalization and other financial characteristics.

Because the proportion of assets allocated to each country will approximate the relative country weightings in the MSCI Emerging Markets Index, more than 25% of the Fund’s assets may be invested in a single country (such as South Korea, Taiwan, Brazil, Mexico, South Africa, or China) or geographic region. This may make the Fund’s performance more dependent upon the performance of a single country’s securities than if the Fund allocated its assets among issuers in a larger number of countries.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the MSCI Emerging Markets Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI Emerging Markets Index. It is not a sponsor of the Emerging Markets Equity Index Fund and is not affiliated with the Fund in any way.
PRINCIPAL RISKS
MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. The Index tracked by the Emerging Markets Equity Index Fund (and therefore the Emerging Markets Equity Index Fund itself) has a heavy exposure to Brazil, China, Russia, South Korea and Taiwan. This exposure will subject the Emerging Markets Equity Index Fund to a higher degree of risk than that of a more geographically diverse fund. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

TRACKING RISK is the risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s Web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2012 is 4.50%. For the periods shown in the bar chart above, the highest quarterly return was 32.97% in the second quarter of 2009, and the lowest quarterly return was (28.28)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2011)
Average Annual Total Returns	Inception Date	1-Year	5-Years	Since Inception
NORTHERN EMERGING MARKETS EQUITY INDEX FUND	Apr. 25, 2006	(19.17%)	1.12%	2.67%
NORTHERN EMERGING MARKETS EQUITY INDEX FUND Return after taxes on distributions		(19.42%)	0.55%	2.13%
NORTHERN EMERGING MARKETS EQUITY INDEX FUND Return after taxes on distributions and sale of Fund shares		(12.29%)	0.74%	2.07%
NORTHERN EMERGING MARKETS EQUITY INDEX FUND MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		(18.42%)	2.40%	3.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.